Shareholders' Equity - IPO (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 07, 2014	Aug. 31, 2014	Dec. 31, 2014	Dec. 31, 2012
Initial Public Offering (IPO)
Issuance of common stock in connection with initial public offering, net of expenses (in shares)	5,390,625
Proceeds from issuance of common stock, gross			$ 72,591	$ 24,734
Proceeds from issuance of common stock, net of issuance expenses	$ 72,500
Common
Initial Public Offering (IPO)
Payments to Acquire Interest in Subsidiaries and Affiliates			67,500
Green Bancorp, Inc.
Initial Public Offering (IPO)
Proceeds from issuance of common stock, net of issuance expenses			72,591	24,734
Payments to Acquire Interest in Subsidiaries and Affiliates			$ 67,508	$ 25,000
IPO | Common
Initial Public Offering (IPO)
Issuance of common stock in connection with initial public offering, net of expenses (in shares)		5,400,000
Proceeds from issuance of common stock, gross		$ 80,900
Proceeds from issuance of common stock, net of issuance expenses		$ 72,500
Ownership interest by single investor, maximum percentage		24.90%